Financial risk management (Tables)	12 Months Ended
Mar. 31, 2022
Statements [Line Items]
Summary of Capital Management Indicator Return on Equity	Sony uses Return on Equity (“ROE”) as an indicator for capital management.

	March 31
	2021	2022
ROE*	17.8%	12.8%

*	ROE is calculated using equity attributable to Sony Group Corporation’s stockholders.

Summary of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities
The following table summarizes Sony’s financial liabilities as of April 1, 2020, March 31, 2021 and 2022.

	Yen in millions
	April 1, 2020
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Deposits from customers in the banking business *1	2,440,783	2,440,783	2,347,387	44,351	20,295	10,504	3,247	14,999
Bonds	376,800	382,982	732	100,635	129,915	15,363	40,326	96,011
Borrowings	1,078,961	1,079,685	849,930	56,657	98,480	64,663	3,510	6,445
Loan commitments	—	34,306	34,306	—	—	—	—	—
Derivative liabilities *2	35,866	35,600	19,454	4,654	2,468	1,761	1,295	5,968
Guarantee deposits received	47,064	47,064	36,698	328	1	15	—	10,022
Redeemable noncontrolling interests	7,767	9,539	—	5,680	1,461	—	2,398	—

	Yen in millions
	April 1, 2020
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years
Lease liabilities	406,237	461,237	82,176	72,810	58,191	42,574	31,994
		5 years to 6 years	6 years to 7 years	7 years to 8 years	8 years to 9 years	9 years to 10 years	10+ years
		28,481	26,625	24,530	21,962	18,575	53,319

*1	Demand deposits are included in the “Within 1 year” category.

*2	Breakdown of net settlements and gross settlements in the derivative liabilities are presented below.

	Yen in millions
	April 1, 2020
	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Derivative contracts
—Net settled
Paid	32,574	17,928	3,159	2,463	1,761	1,295	5,968
Derivative contracts
—Gross settled
Received	46,608	27,071	17,539	1,998	—	—	—
Paid	49,634	28,597	19,034	2,003	—	—	—

	Yen in millions
	March 31, 2021
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Deposits from customers in the banking business *1	2,773,884	2,773,884	2,682,156	36,586	19,643	3,135	3,159	29,205
Bonds	330,229	333,902	100,629	51,573	25,363	40,326	20,303	95,708
Borrowings	1,728,537	1,742,736	1,232,687	54,699	69,691	148,361	6,866	230,432
Loan commitments	—	37,322	37,322	—	—	—	—	—
Derivative liabilities *2	40,354	41,415	29,660	3,260	2,103	1,289	847	4,256
Guarantee deposits received	31,811	31,811	21,279	365	21	26	275	9,845
Redeemable noncontrolling interests	8,179	10,225	5,307	872	—	1,628	2,418	—

	Yen in millions
	March 31, 2021
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years
Lease liabilities	402,023	444,725	84,050	68,993	57,683	39,359	31,797
		5 years to 6 years	6 years to 7 years	7 years to 8 years	8 years to 9 years	9 years to 10 years	10+ years
		28,937	26,606	23,977	20,461	17,510	45,352

*1	Demand deposits are included in the “Within 1 year” category.

*2	Breakdown of net settlements and gross settlements in the derivative liabilities are presented below.

Yen in millions
March 31, 2021
	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Derivative contracts
—Net settled
Paid	41,415	29,660	3,260	2,103	1,289	847	4,256
Derivative contracts
—Gross settled
Received	—	—	—	—	—	—	—
Paid	—	—	—	—	—	—	—

	Yen in millions
	March 31, 2022
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Deposits from customers in the banking business *1	3,004,215	3,004,215	2,886,361	48,676	15,860	3,038	1,186	49,094
Bonds	216,103	218,676	36,976	25,363	40,326	20,303	35,243	60,465
Borrowings	2,670,156	2,687,135	2,053,340	58,767	76,434	115,460	23,813	359,321
Loan commitments	—	33,587	33,587	—	—	—	—	—
Derivative liabilities *2	72,120	72,118	66,017	688	718	753	721	3,221
Guarantee deposits received	39,296	39,296	28,872	345	27	8	8	10,036
Redeemable noncontrolling interests	34,995	37,046	2,435	19,927	9,046	2,381	—	3,257

	Yen in millions
	March 31, 2022
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years
Lease liabilities	465,349	511,883	81,421	69,791	59,214	45,063	37,363
		5 years to 6 years	6 years to 7 years	7 years to 8 years	8 years to 9 years	9 years to 10 years	10+ years
		35,841	32,369	30,593	27,864	19,913	72,451

*1	Demand deposits are included in the “Within 1 year” category.

*2	Breakdown of net settlements and gross settlements in the derivative liabilities are presented below.

Yen in millions
March 31, 2022
	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Derivative contracts
—Net settled
Paid	72,118	66,017	688	718	753	721	3,221
Derivative contracts
—Gross settled
Received	—	—	—	—	—	—	—
Paid	—	—	—	—	—	—	—

Summary of Foreign Exchange Risk Exposures
The net amount of Sony’s exposure to foreign exchange risk mainly includes the following. Foreign exchange risk exposures that are mitigated by the use of derivatives are excluded.

	Yen in millions
	April 1	March 31
	2020	2021	2022
U.S. dollar	(4,533)	5,813	(6,384)
Euro	286	1,877	(22,713)

*	Net exposures resulting in a liability are presented as negative and net exposures resulting in an asset are presented as positive.

Summary of Changes in Loss Allowances
(a)	Changes in the loss allowances
Trade and other receivables, and contract assets including
non-current
other receivables in the Pictures segment

	Yen in millions
	Lifetime expected credit losses
	Fiscal year ended March 31
	202 1	202 2
Balance at beginning of the fiscal year	27,108	30,066

Changes due to financial assets recognized at beginning of the fiscal year:
— Financial assets that have been derecognized	(2,151)	(935)
New financial assets originated or purchased	6,673	5,998
Write-offs	(5,682)	(9,501)
Changes in models/risk parameters	4,066	4,269
Foreign exchange and other movements	52	1,444

Balance at end of the fiscal year	30,066	31,341

Debt Securities
	Yen in millions
	12-month expected credit losses *
	Fiscal year ended March 31
	202 1	202 2
Balance at beginning of the fiscal year	41	29

Changes due to financial assets recognized at beginning of the fiscal year:
— Financial assets that have been derecognized	(11)	(6)
New financial assets originated or purchased	12	44
Changes in models/risk parameters	(14)	(14)
Foreign exchange and other movements	1	—

Balance at end of the fiscal year	29	53

*
For all debt securities, Sony considers that the credit risk has not increased significantly since initial recognition, and therefore the loss allowance is measured at an amount equal to
12-months
of expected credit losses.

Substantially all of the loss allowances for debt securities are for debt securities measured at fair value through other comprehensive income as of April 1, 2020, March 31, 2021 and 2022.

Loans

	Yen in millions
	12-month expected credit losses	Lifetime expected credit losses	Total
Balance as of April 1, 2020	126	936	1,062
Changes due to financial assets recognized as of April 1, 2020:
— Transfer to lifetime expected credit losses	(1)	1	—
— Transfer to 12-month expected credit losses	97	(97)	—
— Financial assets that have been derecognized	(30)	(121)	(151)
New financial assets originated or purchased	27	21	48
Changes in models/risk parameters	(98)	208	110
Foreign exchange and other movements	1	(2)	(1)

Balance as of March 31, 2021	122	946	1,068

Changes due to financial assets recognized as of March 31, 2021:
— Transfer to lifetime expected credit losses	(1)	1	—
— Transfer to 12-month expected credit losses	103	(103)	—
— Financial assets that have been derecognized	(59)	(97)	(156)
New financial assets originated or purchased	33	17	50
Changes in models/risk parameters	(34)	163	129
Foreign exchange and other movements	—	—	—

Balance as of March 31, 2022	164	927	1,091

Summary of Credit Risk Exposure By Risk Rating Grades
Trade and other receivables, and contract assets including
non-current
other receivables in the Pictures segment

	Yen in millions
	April 1	March 31
	2020	2021	2022
Outstanding receivables by overview period of overdue (Gross carrying amount)
Not past due or due within 30 days	1,223,507	1,388,742	1,732,371
Due over 30 to 90 days	48,007	40,046	52,895
Due over 90 days	61,782	56,946	45,269

Total	1,333,296	1,485,734	1,830,535

	Yen in millions
	April 1	March 31
	2020	2021	2022
Debt securities by credit ratings (Gross carrying amount)
AAA	233,334	282,551	488,275
AA	1,540,380	2,024,890	2,431,758
A	7,930,999	8,259,282	8,560,523
BBB	19,171	17,961	12,948
Other	7,628	11,017	32,422

Total	9,731,512	10,595,701	11,525,926

Summary of Gross Carrying Amount For Loans At Amortized Cost Based On Credit Ratings
The following table shows an analysis of the gross carrying amount for loans measured at amortized cost based on credit ratings by debtors in the banking business in the Financial Services segment as of April 1, 2020, March 31, 2021 and 2022.

	Yen in millions
	April 1, 2020
	Normal*			Other than Normal			Total
	12-month expected credit losses	Lifetime expected credit losses	Sub total	12-month expected credit losses	Lifetime expected credit losses	Sub total
Loans
Housing loans	1,916,086	205	1,916,291	1,163	2,250	3,413	1,919,704
Other	43,440	666	44,106	1	118	119	44,225

Total	1,959,526	871	1,960,397	1,164	2,368	3,532	1,963,929

	Yen in millions
	March 31, 2021
	Normal*			Other than Normal			Total
	12-month expected credit losses	Lifetime expected credit losses	Sub total	12-month expected credit losses	Lifetime expected credit losses	Sub total
Loans
Housing loans	2,337,703	128	2,337,831	1,115	4,279	5,394	2,343,225
Other	34,114	486	34,600	2	76	78	34,678

Total	2,371,817	614	2,372,431	1,117	4,355	5,472	2,377,903

	Yen in millions
	March 31, 2022
	Normal*			Other than Normal			Total
	12-month expected credit losses	Lifetime expected credit losses	Sub total	12-month expected credit losses	Lifetime expected credit losses	Sub total
Loans
Housing loans	2,747,406	156	2,747,562	2,532	3,423	5,955	2,753,517
Other	24,522	282	24,804	11	85	96	24,900

Total	2,771,928	438	2,772,366	2,543	3,508	6,051	2,778,417

*	Normal is defined as borrowers who have strong results and no particular problems with their financial position.

Summary of Quantitative Information About Financial Instruments That Have Yet to Transition to Alternative Benchmark
The following table contains details of all of the financial instruments that Sony Group Corporation and the banking subsidiary hold at March 31, 2022 which reference USD LIBOR and SOFR and have not yet transitioned to SOFR or an alternative interest rate benchmark:

	Yen in millions
	March 31, 2022
	Carrying Value	Of which have yet to transition to an alternative benchmark interest rate
Debt securities

Financial assets required to be measured at FVOCI	25,142	22,954
Financial assets required to be measured at AC	244,388	209,059
Long-term debt	(146,778)	(146,778)
Derivatives*	20,178	19,948

Total	142,930	105,183

*	Derivatives are presented on a net basis.

Equity price risk [member]
Statements [Line Items]
Summary of Sensitivity Analysis
The table below shows the effects on income before income taxes and other comprehensive income (before considering the tax effects) as of April 1, 2020, March 31, 2021 and 2022 if market prices of marketable equity instruments (e.g., stocks) had decreased by 10%.

	Yen in millions
	April 1	March 31
	2020	2021	2022
Income before income taxes	(8,439)	(17,930)	(11,604)
Other comprehensive income (before considering the tax effects)	(769)	(23,598)	(9,871)

Currency risk [member]
Statements [Line Items]
Summary of Sensitivity Analysis

	Yen in millions
	April 1	March 31
	2020	2021	2022
U.S. dollar	453	(581)	638
Euro	(29)	(188)	2,271